Consolidated Statements of Changes in Equity - USD ($)	Ordinary shares	Additional paid- in capital	Treasury shares	Other reserves	Accumulated deficit	Accumulated other comprehensive (loss) income	Total
Balances at Mar. 31, 2024	$ 3,725	$ 38,655,794		$ 22,832,647	$ (43,925,283)	$ (279,765)	$ 16,851,175
Balances (in Shares) at Mar. 31, 2024	37,248,371		(435,943)
Profit for the year					15,894,755		15,894,755
Issue share purchase warrants				1,680,038			1,680,038
Shares issued on private placement	$ 225	2,249,775					2,250,000
Shares issued on private placement (in Shares)	2,250,000
Cumulative translation adjustment						(117,439)	(117,439)
Balances at Mar. 31, 2025	$ 3,950	40,905,569		24,512,685	(28,030,528)	(397,204)	36,558,529
Balances (in Shares) at Mar. 31, 2025	39,498,371		(435,943)
Profit for the year					1,283,354		1,283,354
Share repurchase							(18,340)
Share repurchase (in Shares)			(18,340)
Share based payment expense				3,284,311			3,284,311
Shares issued on private placement	$ 761	11,999,139					11,999,900
Shares issued on private placement (in Shares)	7,614,865
Termination of share award				(16,244,916)	16,244,916
Cumulative translation adjustment						(118,351)	(118,351)
Balances at Mar. 31, 2026	$ 4,711	$ 52,904,708		$ 11,552,080	$ (10,502,258)	$ (515,555)	$ 52,989,403
Balances (in Shares) at Mar. 31, 2026	47,113,236		(454,283)